Consolidated statements of changes in equity - CAD ($) $ in Thousands	Total	Share capital	Contributed surplus	Retained earnings	Foreign currency translation	Equity investments at FVOCI	Attributable to equity holders	Non-controling interest
Balance beginning period at Dec. 31, 2019	$ 4,994,963	$ 1,862,749	$ 234,681	$ 2,825,596	$ 77,114	$ (5,415)	$ 4,994,725	$ 238
Profit (loss)	(53,197)	0	0	(53,169)	0	0	(53,169)	(28)
Other comprehensive income (loss)	38,795	0	0	(4,959)	26,811	16,947	38,799	(4)
Total comprehensive income (loss) for the year	(14,402)	0	0	(58,128)	26,811	16,947	(14,370)	(32)
Share-based compensation	6,564	0	6,564	0	0	0	6,564	0
Stock options exercised	5,375	6,961	(1,586)	0	0	0	5,375	0
Restricted and performance share units released	(2,301)	0	(2,301)	0	0	0	(2,301)	0
Dividends	(31,638)	0	0	(31,638)	0	0	(31,638)	0
Balance ending period at Dec. 31, 2020	4,958,561	1,869,710	237,358	2,735,830	103,925	11,532	4,958,355	206
Profit (loss)	(102,654)	0	0	(102,577)	0	0	(102,577)	(77)
Other comprehensive income (loss)	(4,428)	0	0	3,897	(30,382)	22,059	(4,426)	(2)
Total comprehensive income (loss) for the year	(107,082)	0	0	(98,680)	(30,382)	22,059	(107,003)	(79)
Share-based compensation	4,536	0	4,536	0	0	0	4,536	0
Stock options exercised	26,771	33,647	(6,876)	0	0	0	26,771	0
Restricted and performance share units released	(4,979)	0	(4,979)	0	0	0	(4,979)	0
Dividends	(31,839)	0	0	(31,839)	0	0	(31,839)	0
Transfer to retained earnings	0	0	0	34,339	0	(34,339)	0	0
Balance ending period at Dec. 31, 2021	$ 4,845,968	$ 1,903,357	$ 230,039	$ 2,639,650	$ 73,543	$ (748)	$ 4,845,841	$ 127